Accrued Expenses and Other Current Liabilities - Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accrued Liabilities Current [Abstract]
Salary and welfare payable		¥ 216,671		¥ 178,078
Refund liabilities	[1]	92,960
Accrued expenses		48,447		50,941
Consideration payable in connection with business acquisitions		48,128		68,199
Advance from third parties	[2]	79,500		23,802
Other tax payable		23,264		9,578
Payables for purchase of property, plant and equipment		1,332		1,253
Others		5,321		18,595
Accrued expenses and other current liabilities		¥ 515,623	$ 74,998	¥ 350,446

[1]	Refund liabilities represented estimated amounts of service fee collected that is subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.
[2]	ZMN Education entered into loan agreements with two individuals in 2013 and 2015 at the amount of RMB10,000 and RMB13,802, respectively, which were fully repaid as of December 31, 2018.